CAPITAL STOCK - Narr (Details) Rp / shares in Units, Rp in Billions					12 Months Ended
	May 26, 2017 IDR (Rp)	Dec. 27, 2016 IDR (Rp)	May 26, 2016 IDR (Rp)	May 21, 2015 IDR (Rp)	Dec. 31, 2016 IDR (Rp) Rp / shares	Dec. 31, 2015 IDR (Rp) Rp / shares	Dec. 31, 2014 IDR (Rp) Rp / shares
CAPITAL STOCK.
cash dividend		Rp 1,920			Rp 11,611	Rp 7,744	Rp 7,319
Cash dividend (per share) | Rp / shares					117.21	78.86	74.55
Special cash dividend	Rp 11,627				Rp 1,936	Rp 1,549	Rp 1,464
Special cash dividend (per share) | Rp / shares					Rp 19.54	Rp 15.77	Rp 14.91
Cash dividend and special cash dividend			Rp 9,293	Rp 8,783